Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

Class A, Class B, Class C, Administrator Class and Institutional Class

Supplement dated February 19, 2010, to the Prospectuses dated December 1, 2009,

as previously supplemented as the case may be.

This supplement contains important information about the above referenced Fund.

Effective immediately, Michael T. Smith, CFA, will serve alongside Thomas J. Pence, CFA, and Michael Harris, CFA, as a Portfolio Manager for the above-referenced Fund. Mr. Smith’s biographical description is included among the Portfolio Manager biographies listed for Wells Capital Management, as follows:

Mr. Smith is jointly responsible for managing the Wells Fargo Advantage Endeavor Select Fund, which he has managed since 2010. Mr. Smith has served as a Portfolio Manager at Wells Capital Management since 2006, and also serves as a research analyst with primary responsibilities covering the health care sector. Mr. Smith joined Wells Capital Management from Strong Capital Management, having joined Strong in 2000. Education: B.S., Economics, DePauw University. Mr. Smith has earned the right to use the CFA designation.

LCAM020/P104SP

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND

Class A, Class B, Class C, Administrator Class and Institutional Class

Supplement dated February 19, 2010, to the Statement of Additional Information dated December 1, 2009.

This supplement contains important information about the above referenced Fund.

Effective immediately, Michael T. Smith, CFA, will serve alongside Thomas J. Pence, CFA, and Michael Harris, CFA, as a Portfolio Manager for the above-referenced Fund. The section “Portfolio Managers” beginning on page 26 of the Statement of Additional Information is amended to add the following information, current as of December 31, 2009:

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Michael T. Smith, CFA	0	$0	0	$0	22	$244M

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
Wells Capital Management
Michael T. Smith, CFA	0	$0	0	$0	0	$0

Beneficial Ownership in the Funds.The following table shows for each Portfolio Manager the dollar value of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

$0;

$1 - $10,000;

$10,001 - $50,000;

$50,001 - $100,000;

$100,001 - $500,000;

$500,001 - $1,000,000; and

over $1,000,000.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Michael T. Smith, CFA	Endeavor Select	$0